Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.5%

Security	Principal Amount (000’s omitted)	Value
Education — 4.0%
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/35	$100	$112,111
Colorado School of Mines, 4.00%, 12/1/34	300	338,550

		$450,661

Electric Utilities — 0.5%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$55,450

		$55,450

General Obligations — 27.2%
Beverly Hills Unified School District, CA, (Election of 2018), 3.00%, 8/1/37	$250	$262,832
California, 4.00%, 9/1/32	225	257,321
Cape May County, NJ, 3.00%, 10/1/30	250	266,645
Colonial School District, PA, 5.00%, 2/15/36	100	118,353
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/39	200	229,448
Lakeland, FL, 5.00%, 10/1/29	100	117,430
Lakeland, FL, 5.00%, 10/1/31	100	117,116
Lewis and Thurston Counties Centralia School District No. 401, WA, 5.00%, 12/1/37	145	174,103
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	143,354
Mississippi Development Bank, (Rankin County School District), 4.00%, 6/1/38	160	176,522
Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	112,262
North East Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/37	155	176,508
North East Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/39	120	135,937
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	227,340
Will County, IL, 4.00%, 11/15/36	250	275,212
Williamson County, TX, 4.00%, 2/15/29	150	168,113
Williamson County, TX, 4.00%, 2/15/30	100	111,629

		$3,070,125

Hospital — 6.9%
Lexington County Health Services District, Inc., SC, 4.00%, 11/1/33	$150	$167,315
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	57,305
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	250	278,357
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	150	163,503
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/29	100	111,634

		$778,114

Housing — 1.3%
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	$137	$149,453

		$149,453

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 2.2%
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	$200	$243,740

		$243,740

Insured-General Obligations — 2.4%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$100	$59,296
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	100	53,517
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/31	150	161,204

		$274,017

Insured-Transportation — 3.8%
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	$100	$121,496
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	100	121,141
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	150	181,338

		$423,975

Insured-Water and Sewer — 2.0%
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/38	$200	$225,570

		$225,570

Lease Revenue/Certificates of Participation — 3.9%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$166,085
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/37	100	125,642
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/38	115	144,135

		$435,862

Other Revenue — 8.0%
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/30	$100	$119,263
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	250	294,155
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/30	125	143,421
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/31	150	171,739
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/34	50	59,140
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/35	100	118,122

		$905,840

Senior Living/Life Care — 10.9%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$285,535
Maryland Health and Higher Educational Facilities Authority, (Broadmead), 5.00%, 7/1/31	150	177,120
Maryland Health and Higher Educational Facilities Authority, (Broadmead), 5.00%, 7/1/32	220	259,215
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	115,547
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	169,621
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	100	115,403
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	100	106,729

		$1,229,170

Special Tax Revenue — 2.8%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/34	$225	$264,541
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	50	56,675

		$321,216

Security	Principal Amount (000’s omitted)	Value
Transportation — 16.5%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 2.02% (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(1)	$150	$152,719
Central Florida Expressway Authority, 4.00%, 7/1/35	150	167,982
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/37	250	297,370
Oklahoma Turnpike Authority, 4.00%, 1/1/38	250	281,915
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/35	150	185,293
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	200	246,398
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/35	300	171,129
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/38	500	240,215
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/39	250	113,688

		$1,856,709

Water and Sewer — 1.1%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$50	$58,936
Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	71,030

		$129,966

Total Tax-Exempt Investments — 93.5% (identified cost $9,754,216)		$10,549,868

Short-Term Investments — 5.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.97%(2)	666,768	$666,768

Total Short-Term Investments (identified cost $666,705)		$666,768

Total Investments — 99.4% (identified cost $10,420,921)		$11,216,636

Other Assets, Less Liabilities — 0.6%		$65,568

Net Assets — 100.0%		$11,282,204

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	15.8%
Texas	13.4%
Others, representing less than 10% individually	64.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2019, 10.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.2% to 6.2% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at October 31, 2019.

At October 31, 2019, the value of the Fund’s investment in affiliated funds was $666,768, which represents 5.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.97%	$440,443	$4,261,484	$(4,035,118)	$(84)	$43	$666,768	$12,353	666,768

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$10,549,868	$—	$10,549,868
Short-Term Investments	—	666,768	—	666,768
Total Investments	$—	$11,216,636	$—	$11,216,636

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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